Investments in associates and joint ventures - Summary of Investments in Associates and Joint Ventures (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023	Apr. 01, 2022
Investments in joint ventures and associates [line items]
Total	¥ 423,744	¥ 325,220	¥ 268,513
Aggregated individually immaterial associates and joint ventures [member]
Investments in joint ventures and associates [line items]
Associates	363,611	279,640
Joint ventures	60,133	45,580
Total	¥ 423,744	¥ 325,220